Tax (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	8.90%	18.10%
Tax charge	£ 113	£ 545
AT1 Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ (112)	£ (96)
United Kiingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%